Geographic information (Tables)	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
Revenues derived by geographic area
	For the years ended December 31,
	2020	2019	2018
Nigeria	$-	$11,976,149	$-
Other	136,566
	136,566	11,976,149	-